Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Jun. 30, 2018 MMBTU
Derivative [Line Items]
Commodity volumes, Gas	12,102,465
Swap
Derivative [Line Items]
Commodity volumes, Gas	2,662,465
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas	9,440,000